Financial expenses and income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Analysis of Financial Income and Expenses
An analysis of Financial expenses and Financial income is set forth below:

(€ million)	2022	2021	2020	(a)
Cost of debt(b)	(365)	(313)	(328)
Interest income(c)	241	54	103
Cost of net debt	(124)	(259)	(225)
Non-operating foreign exchange gains/(losses)	(4)	2	(6)
Unwinding of discounting of provisions(d)	(20)	(11)	(11)
Net interest cost related to employee benefits	(47)	(44)	(57)
Gains/(losses) on disposals of financial assets	1	3	6
Net interest expense on lease liabilities	(40)	(35)	(38)
Other	—	16	(4)
Net financial income/(expenses)	(234)	(328)	(335)
comprising: Financial expenses	(440)	(368)	(388)
Financial income	206	40	53
(a)    Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b)    Includes net gains/(losses) on interest rate and currency derivatives used to manage debt: €(11) million in 2022, €14 million in 2021, €93 million in 2020.
(c)    Includes net gains on interest rate and currency derivatives used to manage cash and cash equivalents: €68 million in 2022, €51 million in 2021, €66 million in 2020.
(d)    Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).